Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Intangible Assets

	2024			2023
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	1,389	221	1,610	1,197	172	1,369
Additions	–	101	101	–	51	51
Acquisition of subsidiaries and operations 1	–	–	–	192	–	192
Amortisation for the year	–	(107)	(107)	–	(94)	(94)
Impairments for the year 2	(50)	(7)	(57)	–	(2)	(2)
Disposals	–	(12)	(12)	–	(15)	(15)
Divestment of subsidiaries and operations 3	–	(45)	(45)	–	–	–
Transfers and other movements	2	226	228	–	109	109

At the end of the financial year	1,341	377	1,718	1,389	221	1,610

– Cost	1,391	1,798	3,189	1,389	1,529	2,918
– Accumulated amortisation and impairments	(50)	(1,421)	(1,471)	–	(1,308)	(1,308)

1	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

2	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

3	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.